Investment in Securities (Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type) (Detail) - JPY (¥)
¥ in Millions
	Sep. 30, 2021	Mar. 31, 2021
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	¥ 2,062,605	¥ 2,026,767
Available-for-sale debt securities, Allowance for credit losses	(121)	(120)
Available-for-sale debt securities, Fair value	2,051,245	2,003,917
Held-to-maturity securities, Amortized cost	113,795	113,790
Japanese and foreign government bond securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	812,688	846,736
Available-for-sale debt securities, Allowance for credit losses	0	0
Available-for-sale debt securities, Gross unrealized gains	6,173	6,071
Available-for-sale debt securities, Gross unrealized losses	(28,659)	(31,649)
Available-for-sale debt securities, Fair value	790,202	821,158
Japanese prefectural and foreign municipal bond securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	286,338	274,770
Available-for-sale debt securities, Allowance for credit losses	(121)	(120)
Available-for-sale debt securities, Gross unrealized gains	5,037	4,238
Available-for-sale debt securities, Gross unrealized losses	(2,082)	(2,612)
Available-for-sale debt securities, Fair value	289,172	276,276
Corporate debt securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	801,102	742,862
Available-for-sale debt securities, Allowance for credit losses	0	0
Available-for-sale debt securities, Gross unrealized gains	12,883	10,125
Available-for-sale debt securities, Gross unrealized losses	(8,332)	(10,736)
Available-for-sale debt securities, Fair value	805,653	742,251
CMBS and RMBS in the Americas
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	32,826	35,668
Available-for-sale debt securities, Allowance for credit losses	0	0
Available-for-sale debt securities, Gross unrealized gains	445	549
Available-for-sale debt securities, Gross unrealized losses	(789)	(1,760)
Available-for-sale debt securities, Fair value	32,482	34,457
Other asset-backed securities and debt securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	129,651	126,731
Available-for-sale debt securities, Allowance for credit losses	0	0
Available-for-sale debt securities, Gross unrealized gains	5,019	4,308
Available-for-sale debt securities, Gross unrealized losses	(934)	(1,264)
Available-for-sale debt securities, Fair value	133,736	129,775
Equity securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	2,062,605	2,026,767
Available-for-sale debt securities, Allowance for credit losses	(121)	(120)
Available-for-sale debt securities, Gross unrealized gains	29,557	25,291
Available-for-sale debt securities, Gross unrealized losses	(40,796)	(48,021)
Available-for-sale debt securities, Fair value	2,051,245	2,003,917
Held-to-maturity securities, Amortized cost	113,795	113,790
Held-to-maturity securities, Allowance for credit losses	0	0
Held-to-maturity securities, Gross unrealized gains	25,722	25,342
Held-to-maturity securities, Gross unrealized losses	0	0
Held-to-maturity securities, Fair value	139,517	139,132
Amortized cost	2,176,400	2,140,557
Allowance for credit losses	(121)	(120)
Gross unrealized gains	55,279	50,633
Gross unrealized losses	(40,796)	(48,021)
Fair value	¥ 2,190,762	¥ 2,143,049